CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 3,683,904	$ 1,348,035	$ 11,612,134	$ 3,088,121	$ 6,070,158	$ 1,486,638
Cost of sales	3,287,868	1,163,879	10,297,523	2,527,182	5,104,595	1,242,887
Gross profit	396,036	184,156	1,314,611	560,939	965,563	243,751
Operating expenses:
Depreciation and amortization	86,277	22,904	259,279	52,444	138,803	13,979
Marketing, selling and advertising expenses	30,380	8,687	112,481	20,002	56,909	16,208
Compensation and related taxes	216,742	120,992	736,983	285,689	567,088	121,753
Professional and consulting fees	60,773	56,591	168,717	151,860	365,301	160,821
General and administrative	84,285	74,852	327,166	155,033	255,682	68,071
Total operating expenses	478,457	284,026	1,604,626	665,028	1,383,783	380,832
Loss from operations	(82,421)	(99,870)	(290,015)	(104,089)	(418,220)	(137,081)
Other expense
Other expense
Gain on sale of assets	699		699
Interest expense	(2,037)	0	(7,904)	(418)	(6,922)
Interest income					690	269
Total other expense	(1,338)		(7,205)	(418)	(6,232)	269
Loss before provision for income taxes	(83,759)	(99,870)	(297,220)	(104,507)	(424,452)	(136,812)
Provision for income taxes
Net loss	$ (83,759)	$ (99,870)	$ (297,220)	$ (104,507)	$ (424,452)	$ (136,812)
WEIGHTED AVERAGE COMMON SHARES
Basic and Diluted	127,982,996	117,003,803	125,085,972	111,459,436	112,855,550	97,635,068
NET INCOME (LOSS) PER COMMON SHARE: OUTSTANDING - Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00